FAIR VALUE OF FINANCIAL INSTRUMENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
FAIR VALUE OF FINANCIAL INSTRUMENTS

10.         FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values and carrying amounts of the Company’s financial instruments at December 31, 2018 and March 31, 2018 that are required to be disclosed at fair value, but not recorded at fair value, are as follows:

	December 31, 2018		March 31, 2018
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Cash and cash equivalents	$83,053,722	$83,053,722	$79,339,584	$79,339,584
Restricted cash	5,104,167	5,104,167	5,000,000	5,000,000
Variable rate debt	646,688,094	646,688,094	701,001,883	701,001,883

The following methods and assumptions are used in estimating the fair value of disclosures for financial instruments:

Cash and cash equivalents, and Restricted cash:   The carrying amounts reported in the consolidated balance sheets for Cash and cash equivalents, and Restricted cash approximate fair value. Cash and cash equivalents, and Restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities.

Variable Rate Debt:   The fair value of variable rate debt is based on management’s estimate of rates the Company could obtain for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of variable rate debt under the credit facilities. The carrying amounts in the above table, which exclude the impact of financing charges, approximate the fair market value for these variable rate debt. Variable rate debt is considered to be a Level 2 item as the Company considers the estimate of rates it could obtain for similar debt.

The fair value of an asset or liability is based on assumptions that market participants would use in pricing the asset or liability. The hierarchies of inputs used when determining fair value are described below:

Level 1:   Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2:   Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3:   Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of financial instruments and the placement of financial instruments within the fair value hierarchy.

The table below provides the financial instruments carried at fair value based on the levels of hierarchy as of the valuation date listed:

	Level 1	Level 2	Level 3	Total
December 31, 2018
Derivative liabilities	$—	$1,530,010	$—	$1,530,010
March 31, 2018
Derivative assets	$—	$6,129,921	—	6,129,921

Derivative Assets and Liabilities:   The fair value of the derivative assets and liabilities, which relate to the interest rate swaps used for hedging purposes, is the estimated amount the Company would receive or pay for the asset or liability, respectively, to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the swap counterparties. Interest rate swaps are considered to be a Level 2 item as the Company, using the income approach to value the derivatives, uses observable Level 2 market inputs at measurement date and standard valuation techniques to convert future amounts to a single present amount assuming that participants are motivated, but not compelled to transact. Level 2 inputs for the valuations are limited to quoted prices for similar assets in active markets (specifically, futures contracts on LIBOR for the first two years) and inputs other than quoted prices that are observable for the asset (specifically, LIBOR, cash and swap rates and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient for fair value measurements. Refer to Note 8 for further information regarding the Company’s interest rate swap agreements.

The Company does not currently have any Level 3 financial assets and there have been no transfers in and/or out of Level 3 during the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017.